Note 2 - Significant Accounting Policies and Recent Accounting Pronouncements	9 Months Ended
Sep. 30, 2021
Notes to Financial Statements
Significant Accounting Policies [Text Block]
2.	Significant Accounting Policies and Recent Accounting Pronouncements

A summary of the Company's significant accounting policies and recent accounting pronouncements is included in Note 2 of the Company’s consolidated financial statements, included in Annual Report on Form 20-F for the fiscal year ended December 31, 2020 (the "2020 Annual Report"). There have been no changes to the Company’s significant accounting policies.